Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Future Minimum Lease Payments	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 1,095,344
2025	984,848
2026	695,056
2027	43,719
Total	2,818,967
Less: imputed interest	212,386	[1]
Total right of use assets and lease liabilities	2,606,581
Current portion	975,844
Long-term portion	$ 1,630,737

[1]	Imputed interest represents the difference between undiscounted cash flows and cash flows